Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 30, 2021	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:(4)
Year (1)	Summary Compensation Table Total for Leonard (PEO)(2) ($)	Summary Compensation on Table Total for Robinson (PEO)(2) ($)	Compensation actually paid to Leonard (PEO)(3) ($)	Compensation actually paid to Robinson (PEO)(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) ($)	Total Share-holder Return ($)	S&P Industrials Index Total Return(5) ($)	Net Income ($)	Pre-tax Income(6) ($)

2024	4,170,316	N/A	3,360,060	N/A	1,168,209	1,032,158	151.71	176.44	115,930,307	149,627,962
2023	4,789,390	N/A	6,002,308	N/A	1,497,898	1,838,765	170.62	150.20	136,160,827	175,119,847
2022	3,131,548	N/A	3,047,616	N/A	1,083,409	1,106,669	114.36	127.15	101,928,308	134,309,914
2021	2,816,259	3,577,356	2,588,461	2,113,987	966,572	981,069	118.24	134.52	80,244,876	109,497,732
2020	N/A (7)	3,104,939	N/A (7)	3,117,996	984,988	1,023,095	110.41	111.06	57,804,451	79,757,278

Company Selected Measure Name			pre-tax income
Named Executive Officers, Footnote	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:
–2024: Jeffery A. Leonard served as the PEO for the entirety of 2024. The Company's other NEOs for 2024 were: Agnieszka K. Kamps, Richard J. Wehrle; Edward T. Rizzuti; Richard H. Raborn; and Kevin J. Thomas.
–2022 and 2023: Jeffery A. Leonard served as the PEO for the entirety of 2022 and 2023. The Company's other NEOs for 2022 and 2023 were: Richard J. Wehrle; Edward T. Rizzuti; Richard H. Raborn; and Michael A. Haberman.
–2021: Jeffery A. Leonard served as the PEO from May 31, 2021 through December 31, 2021 and Ronald A. Robinson served as the PEO prior to Mr. Leonard’s May 31, 2021 appointment. The Company’s other NEOs for 2021 were: Richard J. Wehrle; Edward T. Rizzuti; Dan E. Malone; Richard H. Raborn; and Michael A. Haberman.
–2020: Ronald A. Robinson served as the PEO for the entirety of 2020. The Company’s other NEOs for 2020 were: Jeffery A. Leonard; Edward T. Rizzuti; Dan E. Malone; and Richard H. Raborn.
2.Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Messrs. Leonard and Robinson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the individual serving as PEO for all or a portion of such years.
			Mr. Leonard’s compensation for 2020 is included in the average NEO compensation amount since he was an NEO for 2020 but did not serve as PEO for any portion of 2020.
Peer Group Issuers, Footnote			S&P Industrials Index
Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Leonard and Robinson and for the average of the other NEOs is set forth following the footnotes to this table.

Year	Summary Compensation Table Total ($) (a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) (d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (h)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (i)	Plus Dollar Value of any Dividends or Earnings Paid on Awards in the Applicable Fiscal Year Prior to the Vesting Date ($) (j)	Equals Compensation Actually Paid ($)

	Leonard
2024	4,170,316	(114,633)	—	(2,600,148)	2,374,814	(291,554)	—	(191,323)	—	12,588	3,360,060
2023	4,789,390	(346,949)	—	(2,180,710)	2,571,464	700,921	—	458,788	—	9,404	6,002,308
2022	3,131,548	(21,240)	—	(1,500,402)	1,540,325	(46,961)	—	(61,847)	—	6,193	3,047,616
2021	2,816,259	(342,199)	85,770	(1,081,830)	1,019,074	39,412	—	48,776	—	3,199	2,588,461
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	Robinson
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	3,577,356	—	—	(2,351,754)	470,682	60,447	—	348,740	—	8,516	2,113,987
2020	3,104,939	(211,109)	—	(1,500,114)	1,806,869	201,500	—	(297,823)	—	13,734	3,117,996
	Other NEOs (Average) (k)
2024	1,168,209	(63,184)	43,060	(526,178)	418,892	(36,634)	—	26,035	—	1,958	1,032,158
2023	1,497,898	(118,554)	38,569	(516,836)	609,446	194,487	—	131,196	—	2,559	1,838,765
2022	1,083,409	—	55,930	(415,652)	426,712	(17,124)	—	(28,828)	—	2,222	1,106,669
2021	966,572	(70,672)	39,141	(282,985)	266,337	26,204	—	34,615	—	1,857	981,069
2020	984,988	(160,625)	62,041	(200,142)	349,497	35,883	—	(51,012)	—	2,465	1,023,095

Non-PEO NEO Average Total Compensation Amount			$ 1,168,209	$ 1,497,898	$ 1,083,409	$ 966,572	$ 984,988
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,032,158	1,838,765	1,106,669	981,069	1,023,095
Adjustment to Non-PEO NEO Compensation Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Leonard and Robinson and for the average of the other NEOs is set forth following the footnotes to this table.

Year	Summary Compensation Table Total ($) (a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) (d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (h)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (i)	Plus Dollar Value of any Dividends or Earnings Paid on Awards in the Applicable Fiscal Year Prior to the Vesting Date ($) (j)	Equals Compensation Actually Paid ($)

	Leonard
2024	4,170,316	(114,633)	—	(2,600,148)	2,374,814	(291,554)	—	(191,323)	—	12,588	3,360,060
2023	4,789,390	(346,949)	—	(2,180,710)	2,571,464	700,921	—	458,788	—	9,404	6,002,308
2022	3,131,548	(21,240)	—	(1,500,402)	1,540,325	(46,961)	—	(61,847)	—	6,193	3,047,616
2021	2,816,259	(342,199)	85,770	(1,081,830)	1,019,074	39,412	—	48,776	—	3,199	2,588,461
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	Robinson
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	3,577,356	—	—	(2,351,754)	470,682	60,447	—	348,740	—	8,516	2,113,987
2020	3,104,939	(211,109)	—	(1,500,114)	1,806,869	201,500	—	(297,823)	—	13,734	3,117,996
	Other NEOs (Average) (k)
2024	1,168,209	(63,184)	43,060	(526,178)	418,892	(36,634)	—	26,035	—	1,958	1,032,158
2023	1,497,898	(118,554)	38,569	(516,836)	609,446	194,487	—	131,196	—	2,559	1,838,765
2022	1,083,409	—	55,930	(415,652)	426,712	(17,124)	—	(28,828)	—	2,222	1,106,669
2021	966,572	(70,672)	39,141	(282,985)	266,337	26,204	—	34,615	—	1,857	981,069
2020	984,988	(160,625)	62,041	(200,142)	349,497	35,883	—	(51,012)	—	2,465	1,023,095

Equity Valuation Assumption Difference, Footnote	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
b.Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
c.Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
d.Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
e.Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
f.Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
g.Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
h.Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes. Included in this amount for 2024 is the change in value from December 31, 2023 through May 3, 2024 associated with the 1,821 shares of restricted stock previously granted to Mr. Wehrle (estimated value at vesting of $355,532 based on the Company’s stock price as of the date of retirement) for which the Board approved the acceleration of the vesting in connection with his retirement.
i.Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
j.Represents cash dividends paid on stock awards during the applicable year that are not otherwise reflected as compensation for the applicable year.
k.See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid to the PEO and Average Other NEOs and the Company's Cumulative Total Stockholder Return
			Our PEO's and other NEOs' compensation actually paid is not tied directly to the Company's total stockholder return ("TSR"), but it is expected that stockholder returns will generally correlate with the growth and profitability metrics that have been selected for the incentive program applicable to our NEOs and will impact the value of the equity awards granted to our NEOs. As calculated in accordance with the SEC disclosure rules, the compensation actually paid to our PEO was $3,117,996 for 2020. The compensation actually paid to the PEO for 2024, as calculated in accordance with the SEC disclosure rules, was $3,360,060, an approximately 8% increase over 2020. The average compensation actually paid for our other NEOs for 2020, as calculated in accordance with the SEC disclosure rules, was $1,023,095 and increased approximately 1% to $1,032,158 for 2024. The Company’s five-year cumulative TSR, including reinvestment of dividends, measured assuming a $100 investment in the Company’s stock as of December 31, 2019, increased by approximately 52% to $151.71 as of December 31, 2024. The compensation actually paid to our PEO and other NEOs over the 2020-2024 period thus increased at a lower percentage than the Company's five-year cumulative TSR did over the 2020-2024 period.
Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to the PEO and Average Other NEOs and the Company's Net Income and Pre-Tax Income
While pre-tax income is a significant component of our compensation program through its use in the EIP, our pre-tax income and, similarly, net income performance has less of an impact on our compensation actually paid due to the lower weighting of EIP in our overall compensation program as compared to equity awards. Accordingly, while our pre-tax income and net income increased by approximately 88% and 101%, respectively, from 2020 to 2024, our PEO compensation actually paid increased approximately 8% and the average compensation actually paid for the other NEOs increased by approximately 1% over the same time period.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid to the PEO and Average Other NEOs and the Company's Net Income and Pre-Tax Income
While pre-tax income is a significant component of our compensation program through its use in the EIP, our pre-tax income and, similarly, net income performance has less of an impact on our compensation actually paid due to the lower weighting of EIP in our overall compensation program as compared to equity awards. Accordingly, while our pre-tax income and net income increased by approximately 88% and 101%, respectively, from 2020 to 2024, our PEO compensation actually paid increased approximately 8% and the average compensation actually paid for the other NEOs increased by approximately 1% over the same time period.

Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is a list of financial performance measures which in the Company's assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2024:(1)
■Pre-tax income
■Operating income growth
■Return on invested capital
■Division operating income
■Division sales growth
■Company inventory turnover
■Division inventory turnover
1.Pre-tax income is a component of all of our NEOs' executive incentive plans. Operating income growth and return on invested capital are PSU metrics for all of our NEOs' long-term equity incentive compensation. Company inventory turnover is a component of Mr. Leonard's and Ms. Kamps’s executive incentive plans. Division operating income is a component of Messrs. Raborn’s, Thomas’s, and Rizzuti’s executive incentive plans. Division sales growth and Division inventory turnover are components of Division leaders Messrs. Raborn's and Thomas's executive incentive plans.

Total Shareholder Return Amount			$ 151.71	170.62	114.36	118.24	110.41
Peer Group Total Shareholder Return Amount			176.44	150.20	127.15	134.52	111.06
Net Income (Loss)			$ 115,930,307	$ 136,160,827	$ 101,928,308	$ 80,244,876	$ 57,804,451
Company Selected Measure Amount			149,627,962	175,119,847	134,309,914	109,497,732	79,757,278
Additional 402(v) Disclosure	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
5.Copyright© 2025 Standard & Poor's, a division of S&P Global. All rights reserved.

Measure:: 1
Pay vs Performance Disclosure
Name			Pre-tax income
Non-GAAP Measure Description			As noted in the CD&A, for 2024, pre-tax income continues to be viewed as a core driver of the Company’s performance and compensation actually paid to the Company's NEOs, accordingly, pre-tax income is calculated as follows: Income earned before income taxes.
Measure:: 2
Pay vs Performance Disclosure
Name			Operating income growth
Measure:: 3
Pay vs Performance Disclosure
Name			Return on invested capital
Measure:: 4
Pay vs Performance Disclosure
Name			Division operating income
Measure:: 5
Pay vs Performance Disclosure
Name			Division sales growth
Measure:: 6
Pay vs Performance Disclosure
Name			Company inventory turnover
Measure:: 7
Pay vs Performance Disclosure
Name			Division inventory turnover
Jeffery A. Leonard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,170,316	$ 4,789,390	$ 3,131,548	$ 2,816,259
PEO Actually Paid Compensation Amount			$ 3,360,060	$ 6,002,308	3,047,616	2,588,461
PEO Name		Jeffery A. Leonard	Jeffery A. Leonard	Jeffery A. Leonard
Ronald A. Robinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						3,577,356	$ 3,104,939
PEO Actually Paid Compensation Amount						$ 2,113,987	3,117,996
PEO Name	Ronald A. Robinson					Ronald A. Robinson
PEO | Jeffery A. Leonard [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (114,633)	$ (346,949)	(21,240)	$ (342,199)
PEO | Jeffery A. Leonard [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	85,770
PEO | Jeffery A. Leonard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,374,814	2,571,464	1,540,325	1,019,074
PEO | Jeffery A. Leonard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(291,554)	700,921	(46,961)	39,412
PEO | Jeffery A. Leonard [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Jeffery A. Leonard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(191,323)	458,788	(61,847)	48,776
PEO | Jeffery A. Leonard [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Jeffery A. Leonard [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,588	9,404	6,193	3,199
PEO | Jeffery A. Leonard [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,600,148)	(2,180,710)	(1,500,402)	(1,081,830)
PEO | Ronald A. Robinson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	(211,109)
PEO | Ronald A. Robinson [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Ronald A. Robinson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						470,682	1,806,869
PEO | Ronald A. Robinson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						60,447	201,500
PEO | Ronald A. Robinson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Ronald A. Robinson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						348,740	(297,823)
PEO | Ronald A. Robinson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Ronald A. Robinson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						8,516	13,734
PEO | Ronald A. Robinson [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,351,754)	(1,500,114)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(63,184)	(118,554)	0	(70,672)	(160,625)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			43,060	38,569	55,930	39,141	62,041
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			418,892	609,446	426,712	266,337	349,497
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(36,634)	194,487	(17,124)	26,204	35,883
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,035	131,196	(28,828)	34,615	(51,012)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,958	2,559	2,222	1,857	2,465
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (526,178)	$ (516,836)	$ (415,652)	$ (282,985)	$ (200,142)